Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2008
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) from continuing operations before income taxes	$ (262,102)	$ 42,837	$ (84,487)
Income tax benefit (expense) at the PRC statutory rate	65,526	(10,709)	21,122
International tax rate differential		10,719	10,553
Effect of cross-border tax laws	0
Tax credits	0
Super deduction for research and development expenses	33,193	33,505	42,183
Non-taxable income	0
Non-deductible expense	0	7,895	(556)
Non-deductible goodwill impairment	(3,922)
Expired deductible expenses	(7,850)
Others	(5,527)
Change in valuation allowance	(78,026)	(68,896)	(155,746)
Changes in unrecognized tax benefits	0
Effect of different tax rates of subsidiaries in PRC	(2,267)	15,956	(6,034)
Changes of tax rate	0		49,532
Effect of preferential tax rate		3,732	7,010
Effect of PRC withholding tax	18,080
Other adjustments	(2,154)	5,617	(4,435)
Income tax benefit (expense)	$ 63,266	$ (2,181)	$ (36,371)
Income tax benefit at the PRC statutory rate	(25.00%)			(25.00%)
Non-taxable income	0.00%
Non-deductible expense	0.00%
Non-deductible goodwill impairment	1.50%
Expired deductible expenses	3.00%
Others	2.10%
Effect of changes in tax laws or rates enacted in the current period	0.00%
Effect of cross-border tax laws	0.00%
Tax credits	0.00%
Changes in valuation allowances	29.80%
Changes in unrecognized tax benefits	0.00%
Super deduction for research and development expenses	(12.70%)
Effect of different tax rates of subsidiaries in PRC	0.90%
Effect of PRC withholding tax	(6.90%)
Others	0.80%
Effective tax rate	(24.10%)	(5.10%)	43.00%
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
International tax rate differential	$ 7,344
Non-taxable income	46,903
Non-deductible expense	(4,494)
Other adjustments	(484)
Income tax benefit (expense)	$ 45,753
Income tax benefit at the PRC statutory rate	(16.50%)
Statutory tax rate difference between PRC and other jurisdiction	(2.80%)
Non-taxable income	(17.90%)
Non-deductible expense	1.70%
Others	0.20%
Other Foreign Jurisdictions
Effective Income Tax Rate Reconciliation [Line Items]
Other adjustments	$ (3,056)
Others	1.20%